Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Summary of Significant Accounting Policies [Line Items]
Working capital	$ (184,853)				$ (184,853)		$ 2,331,221
Cash	15,991				15,991		87,463	$ 72,283
Cash equivalents
Restricted cash
Net loss	(3,325,413)	$ (704,932)	$ 1,809	$ (146,775)	(4,030,345)	$ (144,966)	(783,789)	(1,848,619)
Net cash used in operating activities					(796,585)	(556,805)	(1,324,518)	(1,961,340)
Unrealized gains (losses)	(57,090)		331,326		(136,005)	539,284	526,576	(231,034)
Revenue	1,403		15,169		3,917	15,969	58,505	14,878
Deferred revenue	728				728		3,223
Extinguishment of debt					14,554
Allowance for credit loss							10,942	10,942
Credit losses
Inventory obsolescence cost
Research and development costs	121,661		128,315		264,698	269,167	515,787	898,721
Income tax benefit
Comprehensive loss							$ 524,173	226,965
Owned subsidiaries							100.00%
Accumulated other comprehensive loss to earnings
Total					4,192,065	20,881	20,881	20,881
Unbilled Revenue [Member]
Summary of Significant Accounting Policies [Line Items]
Contracts balance
Hardware Revenue Recognition [Member]
Summary of Significant Accounting Policies [Line Items]
Revenue	204		14,770		1,217	$ 15,364	55,332	$ 4,278
Software Subscription Revenue Recognition [Member]
Summary of Significant Accounting Policies [Line Items]
Revenue	$ 1,199		$ 399		$ 2,700	$ 605	$ 3,173	$ 10,600